Common Stock and Stock-Based Compensation	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Common Stock and Stock-Based Compensation

Note 9. Common Stock and Stock-Based Compensation

During the six months ended June 30, 2023, the Company issued 459,185 shares of Common Stock for management bonuses and 153,405 shares of Common Stock for vested restricted stock units. The Company also granted 351,029 options and 234,019 restricted stock units during the six months ended June 30, 2023. For options granted during the six months ended June 30, 2023, the weighted-average grant date fair value was $1.20 per share and the options vest one year from the grant date. For RSUs granted during the six months ended June 30, 2023, the weighted-average grant date fair value was $1.47 per share and the RSUs vest one year from the grant date.

The following represents stock-based compensation expense in the company’s unaudited condensed consolidated statements of operations:

($ in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$96	$90	$135	$90
General and administrative	459	255	925	259
Total	$555	$345	$1,060	$349